ROU ASSET AND LEASES	3 Months Ended	12 Months Ended
	Nov. 30, 2023	Aug. 31, 2023
Rou Asset And Leases
ROU ASSET AND LEASES

NOTE 13 ROU ASSET AND LEASES

A lease is defined as a contract that conveys the right to control the use of identifiable tangible property for a period of time in exchange for consideration. On February 28, 2022, the Company adopted ASC Topic 842 which primarily affected the accounting treatment for operating lease agreements in which the Company is the lessee including the Company’s leases of office and factory. The Company elected to not recognize ROU assets and lease liabilities arising from short-term leases with initial lease terms of twelve months or less (deemed immaterial) on the accompanying consolidated balance sheets.

ROU assets include any prepaid lease payments and exclude any lease incentives and initial direct costs incurred. Lease expense for minimum lease payments is recognized on the effective interest, the effective amortization on the lease liability. The lease terms may include options to extend or terminate the lease if it is reasonably certain that the Company will exercise that option.

When measuring lease liabilities for leases that were classified as operating leases as of November 30, 2023, the Company discounted lease payments using its estimated incremental borrowing rate of 10%.

On March 28, 2023, the Company entered into a lease termination agreement to its Cambodia office lease at #65, 1st, 2nd and 3rd Floor, Street 123, Sangkat Toul Tumpong I, Khan Chamkarman, Phnom Penh, Cambodia (the “Lease Termination”). The Lease Termination terminated the Company’s rights and obligations with respect to the leased premises on April 15, 2023. As such, the ROU assets and operating lease liabilities were remeasured, and the Company recorded a gain of $14,890 as a component of operating expenses for the year ended August 31, 2023. No impairment of the ROU assets was deemed to have occurred.

The following is a summary of ROU asset and operating lease liabilities:

	November 30, 2023	August 31, 2023
Assets:
ROU asset	$253,431	$271,021

Liabilities:
Current:
Operating lease liabilities current	$87,912	$84,879
Non-current
Operating lease liabilities noncurrent	176,612	198,163
Total lease liabilities	$264,524	$283,042

As of November 30, 2023, remaining maturities of lease liabilities were as follows:

Operating lease
2024	$87,912
2025	94,376
2026	66,212
2027	16,024
2028 and thereafter	-
Total	$264,524

NOTE 13 ROU ASSET AND LEASES

A lease is defined as a contract that conveys the right to control the use of identifiable tangible property for a period of time in exchange for consideration. On February 28, 2022, the Company adopted ASC Topic 842 which primarily affected the accounting treatment for operating lease agreements in which the Company is the lessee including the Company’s leases of office and factory. The Company elected to not recognize ROU assets and lease liabilities arising from short-term leases with initial lease terms of twelve months or less (deemed immaterial) on the accompanying consolidated balance sheets.

ROU assets include any prepaid lease payments and exclude any lease incentives and initial direct costs incurred. Lease expense for minimum lease payments is recognized on the effective interest, the effective amortization on the lease liability. The lease terms may include options to extend or terminate the lease if it is reasonably certain that the Company will exercise that option.

When measuring lease liabilities for leases that were classified as operating leases as of August 31, 2023, the Company discounted lease payments using its estimated incremental borrowing rate of 10%.

On March 28, 2023, the Company entered into a lease termination agreement to its Cambodia office lease at #65, 1st, 2nd and 3rd Floor, Street 123, Sangkat Toul Tumpong I, Khan Chamkarman, Phnom Penh, Cambodia (the “Lease Termination”). The Lease Termination terminated the Company’s rights and obligations with respect to the leased premises on April 15, 2023. As such, the ROU assets and operating lease liabilities were remeasured and the Company recorded a gain of $14,890 as a component of operating expenses for the year ended August 31, 2023. No impairment of the ROU assets was deemed to have occurred.

The following is a summary of ROU asset and operating lease liabilities:

	August 31, 2023	August 31, 2022
Assets:
ROU asset	$271,021	$442,020

Liabilities:
Current:
Operating lease liabilities	$84,879	$117,686
Non-current
Operating lease liabilities	198,163	355,186
Total lease liabilities	$283,042	$472,872

As of August 31, 2023, remaining maturities of lease liabilities were as follows:

Operating lease
2024	$84,880
2025	95,314
2026	75,035
2027	27,813
2028 and thereafter	-
Total	$283,042